Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets:
Allowance for credit losses		¥ 317,770	¥ 301,222
Operating loss carryforwards		94,326	177,143
Loans		2,022	691
Accrued liabilities and other		277,807	236,363
Premises and equipment, including sale-and-leaseback transactions		150,116	158,144
Derivative financial instruments		96,761	101,118
Defined benefit plans		57,836	5,238
Obligations under operating leases		133,812
Valuation allowance		(151,530)	(218,191)
Total deferred tax assets		978,920	761,728
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)		788,614	911,483
Intangible assets		87,063	38,772
Lease transactions		54,349	65,115
Investments in subsidiaries and affiliates	[1]	279,583	217,429
Right-of-use assets of operating leases		106,995
Other	[1]	90,653	63,272
Total deferred tax liabilities		1,407,257	1,296,071
Net deferred tax assets (liabilities)		¥ (428,337)	¥ (534,343)

[1]	Certain reclassifications have been made to prior period to conform to the current presentation.